Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories.
Summary of total inventories

	31 December	31 December	1 January
US$ thousand	2023	2022	2022
Current
Supplies and consumables	15,570	—	—
Work in progress	482	—	—
Finished goods	5,476	—	—
Total current	21,528	—	—

Non-current
Supplies and consumables	300	—	—
Total non-current	300	—	—
Total inventories	21,828	—	—